Subsequent events	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Subsequent events

34. Subsequent events

●	On 15 April 2025, the Group filed a prospectus supplement to our registration statement on Form F-3, File No. 333-272066 (as amended) allowing the Group to raise a further US$1,838,680, through the sale of our ordinary shares from time to time, pursuant to an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC,. Post-balance date, the Group has raised an additional US$514,656 (A$781,581) before costs through the issue of 69,728 ordinary shares.
●	Post-balance date, the Company has issued 18,000 shares at US$8.30 (A$12.68) as consideration for the 30 June 2025 acquisition of a Lead Management System technology asset. A further 9,114 shares were issued to settle A$45,000 director fees payable to John Chegwidden. The values of both of these equity-settled transaction are included in FY25 under “Reserves” (see Note 22).

No other events have occurred since 30 June 2025 and to the date of this report that would require disclosure in the financial statements if they had occurred in the financial year.